Derivatives (Summary of Effect of Fair Value Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, net	$ (5,409)	$ (2,783)
Change in fair value of hedging instruments for ineffectiveness measurement, net	5,414	2,779
Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, net	457	1,821
Change in fair value of hedging instruments for ineffectiveness measurement, net	(457)	(1,821)
Interest rate risk [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	11,772	(5,991)
Change in value of hedged items for ineffectiveness measurement, liabilities	(2,504)	1,466
Change in value of hedged items for ineffectiveness measurement, net	9,268	(4,525)
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(11,843)	5,988
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	2,478	(1,503)
Change in fair value of hedging instruments for ineffectiveness measurement, net	(9,365)	4,485
Hedge ineffectiveness, assets	(71)	(3)
Hege ineffectiveness, liabilities	(26)	(37)
Hedge ineffectiveness, net	(97)	(40)
Carrying amounts for hedged items, assets	219,341	203,403
Carrying amounts for hedged items, liabilities	135,542	121,458
Accumulated amount of fair value hedge adjustments on hedged items, assets	(12,409)	(24,884)
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	(3,448)	(8,807)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	(3,082)	(3,437)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	(227)	(134)
Interest rate risk [member] | Fair value hedges [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(2,291)	1,383
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	2,265	(1,417)
Hege ineffectiveness, liabilities	(26)	(34)
Carrying amounts for hedged items, liabilities	125,519	118,308
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	(3,543)	(8,641)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	(136)	(102)
Interest rate risk [member] | Fair value hedges [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(163)	76
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	163	(79)
Hege ineffectiveness, liabilities	0	(3)
Carrying amounts for hedged items, liabilities	6,865	2,124
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	68	(65)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	0	0
Interest rate risk [member] | Fair value hedges [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, liabilities	(50)	7
Change in fair value of hedging instruments for ineffectiveness measurement, liabilities	50	(7)
Hege ineffectiveness, liabilities	0	0
Carrying amounts for hedged items, liabilities	3,158	1,026
Accumulated amount of fair value hedge adjustments on hedged items, liabilities	27	(101)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, liabilities	(91)	(32)
Interest rate risk [member] | Fair value hedges [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	6,856	(4,408)
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(6,899)	4,381
Hedge ineffectiveness, assets	(43)	(27)
Carrying amounts for hedged items, assets	113,323	105,672
Accumulated amount of fair value hedge adjustments on hedged items, assets	(10,995)	(18,332)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	(3,015)	(3,378)
Interest rate risk [member] | Fair value hedges [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	3,127	(785)
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(3,146)	807
Hedge ineffectiveness, assets	(19)	22
Carrying amounts for hedged items, assets	53,253	43,249
Accumulated amount of fair value hedge adjustments on hedged items, assets	(1,086)	(4,230)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	(71)	(68)
Interest rate risk [member] | Fair value hedges [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, assets	1,789	(798)
Change in fair value of hedging instruments for ineffectiveness measurement, assets	(1,798)	800
Hedge ineffectiveness, assets	(9)	2
Carrying amounts for hedged items, assets	52,765	54,482
Accumulated amount of fair value hedge adjustments on hedged items, assets	(328)	(2,322)
Accumulated amount of fair value hedge adjustments on de-designated hedged items, assets	4	9
Interest rate risk [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, net	(3,602)	1,260
Change in fair value of hedging instruments for ineffectiveness measurement, net	3,606	(1,261)
Currency risk [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, net	(1,863)	(4,417)
Change in fair value of hedging instruments for ineffectiveness measurement, net	1,867	4,414
Equity price risk [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement, net	56	374
Change in fair value of hedging instruments for ineffectiveness measurement, net	$ (59)	$ (374)